Global Small Cap Fund Inc.                                     Semiannual Report



                                                                 March 23, 1999


Global Small Cap Fund Inc.
FUND PROFILE

Goal:
Long-term capital
appreciation

Portfolio Manager/Subadviser:
Ralph Layman,
GE Investment Management Inc.

Total Net Assets:
$61.5 million as of
January 31, 1999

Dividend Payments:
Annually, if any


Dear Shareholder,

We are pleased to present you with the semiannual report for the Global Small Cap Fund Inc. (the "Fund") for the six-month period ended January 31, 1999.

Market Review

Equity markets produced mixed results during the six-month period ended January 31, 1999. Performance leaders, as measured by the Morgan Stanley Capital International (MSCI) World Index, were Finland, up 33%; Hong Kong, up 33%; Singapore, up 28%; the United States, up 15%; and Australia, up 12%. Conversely, many European markets weakened, reflecting anticipation of slower growth in the region. The worst performing markets were Austria, down 25%; Norway, down 21%; Mexico, down 15%; Denmark, down 8%; and the Netherlands, also down 8%. Many Asian markets rose after performing weakly in the prior six-month period. For the six-month period, the MSCI World Index gained 9.31%.

Portfolio Review


Global Small Cap Fund Inc.

Top Ten Countries(1)

United States  21.37%
Finland  9.01%
Canada  8.21%
Sweden  6.67%
Israel  6.05%
Ireland  5.94%
United Kingdom 5.50%
Switzerland  5.40%
Italy  4.73%
Netherlands  3.11%


Performance

For the six-month period ended January 31, 1999, the Fund (Amex symbol: GSG) lost 11.47% based on changes in the Fund's net asset value (assuming, for illustration only, that the dividend was reinvested at the net asset value on the payable date) and lost 11.82% based on changes in its share price on the American Stock Exchange (assuming the dividend was reinvested under the Dividend Reinvestment Plan). At January 31, 1999 the Fund's net asset value per share was $16.18, while its share price on the American Stock Exchange was $13.13.

Portfolio Highlights

Markets around the world were extremely volatile during the six months ended January 31, 1999. The Fund's underperformance during this period was driven almost completely by its overweighting and stock selection in Europe -- a market that had performed very well prior to this period. Some of the Fund's holdings -- among them Finnlines (2.2%(1)), Scandic Hotels (2.0%(1)) and Konecranes International (0.8%(1)) -- have not completely recovered from losses last fall, even though their fundamentals remain reasonable. Strong performances in the portfolio during this period included: Cognizant Technology Solutions - U.S. (3.2%(1)); New Dimension Software - Israel (2.3%(1)); and Esat Telecom Group - Ireland (4.2%(1)).



(1) All weightings represent percentages of net assets as of January 31, 1999. The Fund is actively managed and all holdings are subject to change.

GLOBAL SMALL                                                   Semiannual Report
CAP FUND INC.


Top Ten Stocks(1)

Esat Telecom Group PLC        4.2%

Tieto Corp.                   3.7%

Cognizant Technology
  Solutions                   3.2%

DII Group Inc.                2.5%

CMAC Investment Corp.         2.4%

New Dimension Software Ltd.   2.3%

IHC Caland NV                 2.2%

Finnlines OY                  2.2%

CGI Groupe                    2.2%

Montupet                      2.1%

In the U.S., relatively strong growth, low interest rates and low inflation continued to fuel the stock market, although large-capitalization stocks still outperformed smaller-cap stocks. Latin America continued to struggle as Brazil worked through its fiscal problems, and the region's woes spilled over into global equity markets.

Toward the end of the period, Asian stock markets showed signs of bottoming as the region anticipated economic growth returning. Japan's stock market strengthened during the period, but was still held back by weak fundamentals. Relative valuation levels of Japanese stocks were near historic lows but companies lacked catalysts to help fuel their growth prospects and future stock values.

OUTLOOK

With interest rates and inflation low around the world, and strong demand for equities in many parts of the world, we could see sustained positive stock-market performance in 1999. Small-cap stocks have not yet recovered from their weakness in 1998 -- their valuations are extremely low relative to large caps. We think that small-cap stocks look attractive on a relative-value basis.

We continue to focus on companies with attractive fundamentals relative to their three- to five-year growth prospects. Companies within Europe still seem attractive to us, and we expect to maintain an overweighted position in the region. We remain cautious about the long-term prospects of the Japanese economy without corporate and government restructuring. There has been much talk but little action so far. In the rest of the world, we continue to look opportunistically for companies that best meet our valuation and growth parameters.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.



(1) All weightings represent percentages of net assets as of January 31, 1999. The Fund is actively managed and all holdings are subject to change.

Global Small Cap Fund Inc.



For quarterly information on a fund in the PaineWebber Family of Funds,(2) please contact your Financial Advisor.

Sincerely,


/s/ Margo Alexander

MARGO ALEXANDER
President and Chief Executive Officer
Mitchell Hutchins Asset Management Inc.



/s/ Ralph Layman

RALPH LAYMAN
Portfolio Manager
Global Small Cap Fund Inc.




(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.


This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended January 31, 1999, and reflects the views of the subadviser at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

GLOBAL SMALL CAP FUND INC.

PORTFOLIO OF INVESTMENTS                            JANUARY 31, 1999 (unaudited)

Number of
  Shares                                                                Value
----------                                                            ---------

COMMON STOCKS--97.05%

Australia--0.46%

Oil--0.46%
 287,986    Novus Petroleum........................................   $ 281,832
                                                                      ---------
Canada--8.21%

Home Furniture--1.03%
 41,146     Dorel Industries*......................................     637,319
                                                                      ---------
Household Products--1.16%
  27,571    Intertape Polymer Group Inc............................     712,365
                                                                      ---------
Pharmaceutical--0.90%
  13,000    Biovail Corporation International (1)*.................     551,688
                                                                      ---------
Specialized Services--1.98%
  51,000    Trojan Technologies Inc.*..............................   1,217,910
                                                                      ---------
Telecommunications--3.14%
  48,081    Bell Canada International Inc.*........................     607,023
  56,000    CGI Groupe Inc.*.......................................   1,323,000
                                                                      ---------
                                                                      1,930,023
                                                                      ---------
Total Canada Common Stocks.........................................   5,049,305
                                                                      ---------

Chile--0.24%

Beverages--0.24%
   6,000    Vina Concha Y Toro SA ADR*.............................     146,250
                                                                      ---------
Denmark--1.24%

Electronics--1.24%
  19,964    Memory Card Technology.................................     763,150
                                                                      ---------
Finland--9.01%

Computer Software & Services--3.69%
  52,800    Tieto Corp.............................................   2,266,370
                                                                      ---------
Electrical Equipment--0.80%
  14,956    Konecranes International...............................     493,036
                                                                      ---------
Food--0.62%
  48,840    Raison Group PLC.......................................     383,080
                                                                      ---------
Gaming--1.19%
  81,733    Rapala Normark Corp....................................     733,989
                                                                      ---------
Household Products--0.56%
  13,678    Hackman................................................     342,066
                                                                      ---------
Transportation--2.15%
  41,548    Finnlines OY (1).......................................   1,322,431
                                                                      ---------
Total Finland Common Stocks........................................   5,540,972
                                                                      ---------
France--3.06%

Automobiles--2.07%
  30,900    Montupet...............................................  $1,275,058
                                                                     ----------
Computer Software & Services--0.50%
   2,832    Transiciel S.A.........................................     309,050
                                                                     ----------
Oil Equipment & Services--0.49%
   9,801    Coflexip S.A. Spoorit ADR*.............................     298,931
                                                                     ----------
Total France Common Stocks.........................................   1,883,039
                                                                     ----------
Germany--0.46%

Consumer Goods--0.46%
  10,000    Vossloh AG*............................................     284,187
                                                                     ----------
Hong Kong--2.75%

Consumer Goods--0.25%
  80,000    Li & Fung Ltd. ........................................     154,863
                                                                     ----------
Electronics--2.06%
  20,000    IDT International Ltd. ................................       2,581
 340,000    Vtech Holdings.........................................   1,268,067
                                                                     ----------
                                                                      1,270,648
                                                                     ----------
Food--0.44%
 809,000    Four Seasons Mercantile Holdings.......................     268,838
                                                                     ----------
Total Hong Kong Common Stocks......................................   1,694,349
                                                                     ----------
Hungary--0.61%

Food Processing--0.61%
   9,346    Pick Szeged RT.........................................     377,586
                                                                     ----------

India--0.95%

Computer Software & Services--0.95%
  26,000    Pentafour Software*....................................     574,888
     200    Pentafour Software.....................................       4,659
                                                                     ----------
                                                                        579,547
                                                                     ----------
Ireland--5.94%

Airlines--0.84%
  15,000    Ryanair Holdings ADR*..................................     513,750
                                                                      ---------
Telecommunications--4.21%
  53,313    Esat Telecom Group PLC*................................   2,592,345
                                                                     ----------
Transportation--0.89%
  42,044    Irish Continental Group PLC............................     549,625
                                                                     ----------
Total Ireland Common Stocks........................................   3,655,720
                                                                     ----------

GLOBAL SMALL CAP FUND INC.



Number of
  Shares                                                                 Value
---------                                                               -------

COMMON STOCKS--(continued)

Israel--6.05%

Computer Software & Services--4.60%
  21,000    Formula Systems Ltd.*..................................  $  486,712
  29,035    New Dimension Software Ltd.*...........................   1,400,938
  63,891    Tecnomatix Technologies Ltd. (1)*......................     942,392
                                                                     ----------
                                                                      2,830,042
                                                                     ----------
Electronics--1.45%
  21,372    Orbotech Ltd.*.........................................     893,617
                                                                     ----------
Total Israel Common Stocks.........................................   3,723,659
                                                                     ----------
Italy--4.73%

Banks--0.62%
  15,417    Banco Popolare Di Bergamo..............................     383,804
                                                                     ----------
Machinery (Diversified)--1.07%
 200,000    Riva Finanziaria.......................................     657,041
                                                                     ----------
Miscellaneous--0.82%
 111,555    STA Azionaria..........................................     507,241
                                                                     ----------
Publishing--1.73%
 471,463    Poligrafici Editor S.P.A...............................   1,061,152
                                                                     ----------
Textiles--0.49%
 120,000    Ittierre Holdings......................................     301,466
                                                                     ----------
Total Italy Common Stocks..........................................   2,910,704
                                                                     ----------
Japan--1.38%

Chemicals--0.49%
   7,500    Fujimi Inc.............................................     303,866
                                                                     ----------
Consumer Goods--0.89%
   5,000    Fancl Corp.............................................     547,390
                                                                     ----------
Total Japan Common Stocks..........................................     851,256
                                                                     ----------
Korea--2.39%

Electronic Components & Instrumentation--0.73%
   5,768    Dae Duck Electronics Co.*..............................     446,713
                                                                     ----------
Machinery (Diversified)--0.96%
  57,929    Medison Co.*...........................................     594,081
                                                                     ----------
Textiles--0.70%
  18,000    Younggone Corp.*.......................................     432,000
                                                                     ----------
Total Korea Common Stocks..........................................   1,472,794
                                                                     ----------
Netherlands--3.11%

Computer Software & Services--0.10%
   2,853    ICT Automatisering N.V.................................  $   58,377
                                                                     ----------
Consumer Goods--0.85%
  16,693    Airspray N.V...........................................     521,833
                                                                     ----------
Oil Equipment & Services--2.16%
  31,574    IHC Caland N.V.........................................   1,331,584
                                                                     ----------
Total Netherlands Common Stocks....................................   1,911,794
                                                                     ----------
Norway--2.22%

Computer Software & Services--0.93%
  47,365    Merkantildata Asa......................................     573,144
                                                                     ----------
Telecommunications--1.29%
  22,561    Netcom Asa*............................................     789,004
                                                                     ----------
Total Norway Common Stocks.........................................   1,362,148
                                                                     ----------
Portugal--1.25%

Banks--1.25%
  43,282    Espirito Santo Financial Holdings SA (1)*..............     770,961
                                                                      ---------
Singapore--1.76%

Communication Equipment--1.76%
 550,000    Datacraft Asia.........................................   1,083,500
                                                                     ----------
Spain--1.85%

Banks--0.91%
  19,578    Banco De Valencia*.....................................     556,382
                                                                     ----------
Food-- 0.94%
  60,000    Telepizza*.............................................     579,061
                                                                     ----------
Total Spain Common Stocks..........................................   1,135,443
                                                                     ----------

GLOBAL SMALL CAP FUND INC.


Number of
 Shares                                                                Value
---------                                                            ----------

COMMON STOCKS--(continued)

Sweden--6.67%

Auto Parts--0.98%
  43,800    Haldex AB (1)..........................................  $  604,483
                                                                     ----------
Computer Software & Services--0.57%
  40,743    Mandator AB............................................     350,453
                                                                     ----------
Financial Services--1.01%
  46,500    OM Gruppen AB (1)......................................     620,852
                                                                     ----------
Hotels--2.00%
  40,000    Scandic Hotels AB......................................   1,232,460
                                                                     ----------
Machinery (Diversified)--1.38%
  44,202    Custos AB (1)(2).......................................     845,531
                                                                     ----------
Telecommunications--0.73%
  10,938    Netcom Systems AB......................................     449,355
                                                                     ----------
Total Sweden Common Stocks.........................................   4,103,134
                                                                     ----------
Switzerland--5.40%

Banks--1.19%
     395    BK Sarasin & Cie.......................................     731,223
                                                                     ----------
Electrical Equipment--1.16%
   9,652    Gretag Imaging Holdings*...............................     716,074
                                                                     ----------
Food--1.67%
   5,025    Barry Callebaut AG.....................................   1,029,641
                                                                     ----------
Life Insurance--0.66%
     484    Helvetia Patria Holdings...............................     403,533
                                                                     ----------
Manufacturing--0.72%
  17,000    Mettler Toledo International Inc.*.....................     445,209
                                                                     ----------
Total Switzerland Common Stocks....................................   3,325,680
                                                                     ----------

Thailand--0.44%

Food--0.44%
 78,000     Pizza Public Co Ltd....................................     273,053
                                                                     ----------
United Kingdom--5.50%

Brewery--0.44%
  67,400    Vaux Group.............................................     270,645
                                                                     ----------
Computer Software & Services--0.30%
  35,014    Autonomy Corp.*........................................     187,325
                                                                     ----------
Employment--1.78%
  97,311    Select Appointments Holdings...........................   1,092,187
                                                                     ----------

United Kingdom--(concluded)

Engineering & Construction--1.92%
 118,499    Jarvis.................................................  $1,179,834
                                                                     ----------
Insurance--0.30%
  19,009    United Assurance Group PLC*............................     183,006
                                                                     ----------
Retail--0.76%
 354,265    Electron Boutique......................................     467,869
                                                                     ----------
Total United Kingdom Common Stocks.................................   3,380,866
                                                                     ----------
United States--21.37%

Computer Software & Services--5.16%
   5,000    Aris Corp.*............................................      60,625
  50,000    Cognizant Technology Solutions*........................   1,943,750
   5,400    Documentum Inc.*.......................................     125,887
  30,000    Medical Manager Corp.*.................................   1,042,500
                                                                     ----------
                                                                      3,172,762
                                                                     ----------
Computer Services--0.98%
  20,000    Zebra Technologies Corp................................     603,750
                                                                     ----------
Consumer Goods--0.63%
  20,000    Littelfuse Inc.*.......................................     385,000
                                                                     ----------
Drugs & Medicine--1.76%
  14,000    Amerisource Health Corp.*..............................   1,085,000
                                                                     ----------
Electronics--2.46%
  53,392    DII Group Inc.*........................................   1,514,998
                                                                     ----------
Employment--0.52%
  15,000    Interim Services Inc.*.................................     318,750
                                                                     ----------
Engineering & Construction--0.95%
  14,000    Jacobs Engineering Group Inc.*.........................     587,125
                                                                     ----------
Financial--2.16%

  10,000    Healthcare Financial Partners Inc.*....................     308,125
  16,400    Medallion Financial Corp...............................     326,975
  20,100    Profit Recovery Group International Inc.*..............     693,450
                                                                     ----------
                                                                      1,328,550
                                                                     ----------
Insurance--2.42%
  34,000    CMAC Investment Corp...................................   1,491,750
                                                                     ----------
Marketing & Advertising--1.15%
  10,578    Catalina Marketing Corp.*..............................     706,082
                                                                     ----------
Retail--0.42%
  23,000    Maxwell Shoe Inc.*.....................................     258,750
                                                                     ----------

GLOBAL SMALL CAP FUND INC.

 Number of
  Shares                                                                Value
-----------                                                           ---------


COMMON STOCKS--(concluded)

United States--(concluded)

Retail--Specialty--1.73%

  20,000    Barnes & Noble Inc.*.................................... $  748,750
  35,000    Hines Horticulture Inc.*................................    312,812
                                                                     ----------
                                                                      1,061,562
                                                                     ----------
Specialized Services--0.89%

  30,000    International Telecomm Data Systems Inc.* .............     547,500
                                                                     ----------
Telecommunications--0.14%
   1,500    Tut Systems Inc.*......................................      83,063
                                                                     ----------
Total United States Common Stocks..................................  13,144,642
                                                                     ----------
Total Common Stocks (cost--$44,714,881)............................  59,705,571
                                                                     ----------



  Principal
   Amount                                                 Maturity                  Interest
    (000)                                                   Date                      Rate
 -----------                                             ----------                -----------

REPURCHASE AGREEMENT--4.23%

$  2,601    Repurchase Agreement dated 01/29/99
            with State Street Bank & Trust Company,
            collateralized by $1,835,000 U.S. Treasury
            Bonds, 8.875% due 08/15/17;
            (value--$2,658,100); proceeds:
            $2,601,993 (cost--$2,601,000)                 02/01/99                   4.580%              2,601,000
                                                                                                       -----------

Total Investments (cost--$47,315,881)--101.28........................................................   62,306,571

Liabilities in excess of other assets--(1.28)%.......................................................     (786,316)
                                                                                                       -----------
Net Assets--100.00%..................................................................................  $61,520,255
                                                                                                       ===========

---------------------
ADR American Depository Receipt

* Non-income producing security.

(1) Security, or a portion thereof, was on loan at January 31, 1999.

(2) With an additional 44,202 recoverable rights attached maturing on 2/26/99 with no market value.




                See accompanying notes to financial statements

GLOBAL SMALL CAP FUND INC.

STATEMENT OF ASSETS AND LIABILITIES                JANUARY 31, 1999 (unaudited)




Assets



Investments, at value (cost--$47,315,881)........................................................     $62,306,571
Investments of cash collateral for securities loaned, at value (cost--$3,222,061)................       3,222,061
Cash and cash denominated in foreign currencies (cost--$444,045).................................         444,177
Receivable for investments sold..................................................................         129,209
Dividends and interest receivable................................................................          51,501
Deferred organizational expenses and other assets................................................           3,201
                                                                                                      -----------
Total assets                                                                                           66,156,720
                                                                                                      -----------

Liabilities

Collateral for securities loaned.................................................................      3,222,061
Payable for investments purchased................................................................      1,127,030
Payable to affiliates............................................................................         53,775
Accrued expenses and other liabilities...........................................................        233,599
                                                                                                      ----------
Total liabilities................................................................................      4,636,465
                                                                                                      ----------
Net Assets

Capital Stock--$0.001 par value; 100,000,000 shares authorized; 3,801,667 shares
  issued and outstanding.........................................................................     51,089,515
Accumulated net investment loss..................................................................       (391,375)
Accumulated net realized loss from investment transactions.......................................     (4,047,425)
Net unrealized appreciation of investments and other assets and liabilities
  denominated in foreign currencies..............................................................     14,869,540
                                                                                                     -----------
Net assets.......................................................................................    $61,520,255
                                                                                                     ===========
Net asset value per share........................................................................         $16.18
                                                                                                     ===========





                See accompanying notes to financial statements

GLOBAL SMALL CAP FUND INC.


STATEMENT OF OPERATIONS

                                                                    For the Six
                                                                   Months Ended
                                                                January 31, 1999
                                                                    (unaudited)
                                                                   ------------

Investment income:

Dividends (net of foreign withholding taxes of $6,980).............   $  96,854
Interest...........................................................      45,418
                                                                     ----------
                                                                        142,272
                                                                     ----------
Expenses:

Investment advisory and administration.............................    302,855
Custody and accounting.............................................     60,928
Legal and audit....................................................     40,492
Reports and notices to shareholders................................     31,450
Transfer agency fees and expenses..................................      8,942
Amortization of organizational expenses............................      7,955
Directors' fees and expenses.......................................      5,250
Other expenses ....................................................     26,584
                                                                     ----------
                                                                       484,456
                                                                     ----------
Net investment loss ...............................................   (342,184)
                                                                     ----------

Realized and unrealized losses from investment transactions:

Net realized losses from:
  Investment transactions ......................................... (4,018,009)
  Foreign currency transactions ...................................    (29,065)
Net change in unrealized appreciation/depreciation of:
  Investments ..................................................... (3,671,136)
  Other assets and liabilities denominated in foreign currencies ..   (121,002)
                                                                    -----------
Net realized and unrealized loss from investment transactions ..... (7,839,212)
                                                                    -----------
Net decrease in net assets resulting from operations ..............$(8,181,396)
                                                                   ============


                See accompanying notes to financial statements

GLOBAL SMALL CAP FUND INC.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                     For the Six
                                                                                    Months Ended        For the
                                                                                  January 31, 1999    Year Ended
                                                                                     (unaudited)     July 31, 1998
                                                                                     ---------        ---------
From operations:

Net investment loss.............................................................     $ (342,184)      $ (214,725)
Net realized gains (losses) from investment and
  foreign currency transactions ................................................     (4,047,074)       7,350,415
Net change in unrealized appreciation/depreciation of investments,
  other assets and liabilities denominated in foreign currencies ...............     (3,792,138)         438,411
                                                                                    ------------      ----------
Net increase (decrease) in net assets resulting from operations                      (8,181,396)       7,574,101

Distributions to shareholders from:

Net realized gains from investment transactions                                      (2,601,481)              --
                                                                                    -----------       ----------
Net increase (decrease) in net assets                                                (10,782,877)      7,574,101

Net assets:

Beginning of period ............................................................     72,303,132       64,729,031
                                                                                    -----------      -----------
End of period ..................................................................    $61,520,255      $72,303,132
                                                                                    ===========      ============


                See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Global Small Cap Fund Inc. (the "Fund") was incorporated in Maryland on June 22, 1993 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. Organizational costs have been deferred and are being amortized using the straight-line method over the period of benefit, not to exceed 60 months from the date the Fund commenced operations.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Securities that are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the adviser and a wholly owned subsidiary of PaineWebber Incorporated, or GE Investment Management Incorporated ("GEIM"), the subadviser to the Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available prior to valuation. The amortized cost method, which approximates market value, generally is used to value debt obligations with sixty days or less remaining to maturity unless the Fund's board of directors determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's board of directors.

   All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian. Foreign currency exchange rates are generally determined prior to the close of trading on the American Stock Exchange ("AMEX"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the AMEX, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Fund's board of directors.

   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS (unaudited)

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investments and foreign exchange transactions are calculated on the identified cost basis. Dividend income and other distributions are recorded on the ex-dividend date ("ex-date") (except for certain dividends from foreign securities that are recorded as soon after the ex-date as the Fund becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

   Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

   The Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effects of the fluctuations in market price of investment securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to federal income tax regulations; such amount is categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes. Net realized foreign currency gain/loss is treated as ordinary income for income tax purposes.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which this Fund is authorized to invest.

   Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

NOTES TO FINANCIAL STATEMENTS (unaudited)

   The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is computed weekly and payable monthly, at an annual rate of 1.00% of the Fund's average weekly net assets. At January 31, 1999, the Fund owed Mitchell Hutchins $52,784 in investment advisory and administration fees.

   Mitchell Hutchins has a separate Sub-Advisory Agreement ("Sub-Advisory Agreement") with GEIM. In accordance with the Sub-Advisory Agreement, Mitchell Hutchins (not the Fund) pays GEIM a fee at an annual rate of 0.50% of the Fund's average weekly net assets.

SECURITIES LENDING

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrowers plus reasonable administrative and custody fees. For the six months ended January 31, 1999, the Fund earned $12,049 for lending its securities and PaineWebber earned $4,016 as the Fund's lending agent. At January 31, 1999, the Fund owed PaineWebber $991 for security lending fees.

   As of January 31, 1999, the Fund's custodian held cash and cash equivalents having an aggregate value of $3,222,061 as collateral for portfolio securities loaned having a market value of $3,007,468. The Fund invested the cash collateral in the following:


         Number of
          Shares                                                                       Value
        -----------                                                                -------------
        1,548,214   Janus Investment Money Market Fund .........................   $1,548,214
        1,399,734   Liquid Assets Money Market Portfolio .......................    1,399,734
          274,113   TempFund Money Market Portfolio ............................      274,113
                                                                                   ----------
                                                                                   $3,222,061
                                                                                   ==========


NOTES TO FINANCIAL STATEMENTS (unaudited)

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at January 31, 1999 was substantially the same as the cost of securities for financial statement purposes.

   At January 31, 1999, the components of the net unrealized appreciation of investments were as follows:

      Gross appreciation (investments having an excess of value over cost) .....   $17,442,130
      Gross depreciation (investments having  an excess of cost over value) ....    (2,451,440)
                                                                                   -----------
      Net unrealized appreciation of investments ...............................   $14,990,690
                                                                                   ============


   For the six months ended January 31, 1999, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $11,858,769 and $16,090,920, respectively.

FEDERAL TAX STATUS

   The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing, during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

CAPITAL STOCK

   There are 100,000,000 shares of $ 0.001 par value common stock authorized. Of the 3,801,667 shares outstanding at January 31, 1999, Mitchell Hutchins owned 7,026 shares.

GLOBAL SMALL CAP FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:


                                            For the Six                                                  For the Period
                                            Months Ended                                                October 15, 1993
                                           January 31, 1999        For the Years Ended July 31,                to
                                                             ----------------------------------------
                                             (unaudited)      1998        1997       1996      1995       July 31, 1994
                                            -------------    ----------  --------  ---------  ---------   --------------
Net asset value, beginning of period .......  $   19.02     $   17.03   $   12.64   $   11.61  $   13.28     $  14.18
                                              ---------     ---------   ---------   ---------  ---------   ----------
Net investment income (loss) ...............      (0.09)        (0.06)      (0.02)      (0.01)      0.08        (0.05)
Net realized and unrealized gains
 (losses) from investments and foreign
 currencies ................................      (2.07)         2.05        4.41        1.04      (0.95)       (0.80)
                                              ---------     ---------   ---------   ---------  ---------     --------
Total increase (decrease) from
 investment operations .....................      (2.16)         1.99        4.39        1.03      (0.87)       (0.85)
Distributions from net realized gains
 from investments ...........................     (0.68)           --          --          --      (0.80)          --
Offering costs charged to additional
  paid-in capital .........................         --             --          --          --         --        (0.05)
                                              ---------     ---------   ---------   ---------  ---------     --------
Net asset value, end of period ............   $   16.18     $   19.02   $   17.03   $   12.64  $   11.61     $  13.28
                                              =========     =========   =========   =========  =========     ========
Market value, end of period ...............   $   13.13     $   15.69   $   14.50   $   10.38   $   9.25     $  12.13
                                              =========     =========   =========   =========  =========     ========
Total investment return (1)                      (11.61)%        8.19%      39.69%      12.22%    (17.64)%     (14.46)%
                                              =========     =========   =========   =========  =========     ========

Ratios/Supplemental Data:

Net assets, end of period (000's) .........  $   61,520      $ 72,303   $  64,729    $ 48,068   $ 44,137     $ 50,474
Expenses to average net assets ............        1.60%*        1.37%       1.53%       1.76%      1.69%        1.79%*
Net investment income (loss) to
 average net assets .......................       (1.13)%*      (0.31)%     (0.14)%     (0.10)%     0.62%       (0.46)%*
Portfolio turnover rate ...................          20%           65%         50%         64%       187%          71%



----------------------------------
+  Commencement of operations
*  Annualized

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment return for periods of less than one year have not been annualized.

GLOBAL SMALL CAP FUND INC.

GENERAL INFORMATION

THE FUND

   Global Small Cap Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the American Stock Exchange ("AMEX"). The Fund's investment objective is long-term capital appreciation. The Fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc., an asset management subsidiary of PaineWebber Incorporated, which has over $60.3 billion in assets under management at February 28, 1999. The Fund's subadviser is GE Investment Management Incorporated, a wholly owned subsidiary of General Electric Company, which, together with General Electric Investment Corporation, also a registered investment adviser and a wholly owned subsidiary of General Electric Company, manages over $78.6 billion in assets as of February 28, 1999.

SHAREHOLDER INFORMATION

   The Fund's AMEX trading symbol is "GSG". Weekly comparative net asset value and market price information about the Fund is published each Monday in the Wall Street Journal, each Sunday in the New York Times and each Saturday in Barron's, as well as in numerous other newspapers.

   An annual meeting of shareholders of the Fund was held on November 19, 1998. At the meeting, Margo N. Alexander, Richard Q. Armstrong, E. Garrett Bewkes, Jr., Richard R. Burt, Mary C. Farrell, Meyer Feldberg, George W. Gowen, Frederic
V. Malek and Carl W. Schafer were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified; and Ernst & Young LLP was ratified as independent auditors for the Fund for the fiscal year ended July 31, 1999.

Proposal 1


                                                  Shares Voted For        Shares Withhold Authority
                                                 --------------------  -------------------------------
   1. To vote for or against the election of:
      Margo N. Alexander                            3,588,678                      54,816
      Richard Q. Armstrong                          3,590,678                      52,816
      E. Garrett Bewkes, Jr.                        3,586,233                      57,261
      Richard R. Burt                               3,590,228                      53,266
      Mary C. Farrell                               3,587,903                      55,591
      Meyer Feldberg                                3,589,578                      53,916
      George W. Gowen                               3,589,728                      53,766
      Frederic V. Malek                             3,588,578                      54,916
      Carl W. Schafer                               3,588,978                      54,516



Proposal 2


                                                Shares Voted For         Shares Against      Shares Abstain
                                               --------------------    ------------------    -----------------
   2. Ratification of the selection of
      Ernst & Young LLP as the Fund's
      independent auditors for the
      fiscal year ending July 31, 1999.             3,614,721                 9,372              19,400


    (Broker non-votes and abstentions are included within the "Shares Withhold Authority" and "Shares Abstain" totals.)

The Fund's board of directors amended the Fund's bylaws to require that the Fund receive notice of board nominations or proposals that any shareholder wishes to be considered at an annual or special shareholder meeting. This notice will give Fund management an opportunity to inform shareholders of and respond to those nominations and proposals.

   The amended bylaws require that the Fund receive notice of a nomination or proposal for an annual meeting at least 120 days in advance of the anniversary of the date that the Fund's proxy statement for the previous year's annual meeting was first released to shareholders. For a special shareholder meeting, the Fund must receive notice within seven days of the date on which notice of the special meeting is first given to shareholders. In order to make a nomination or proposal to be considered at the 1999 annual meeting of shareholders, the Fund must receive notice of that nomination or proposal no later than June 1, 1999.

YEAR 2000 RISKS

   Like other funds and financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by its investment adviser, sub-adviser and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. Similarly, the Fund could be adversely affected by investments in securities of issuers, or by dependence on related trading systems, that encounter similar date-related processing difficulties. This is commonly known as the "Year 2000 Issue."

   The adviser/administrator is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses, and to obtain satisfactory assurances that each of the Fund's other major service providers is taking comparable steps. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. The Fund is unable to predict what impact, if any, the Year 2000 Issue may have on the issuers of the securities in which it invests or on related trading systems. An issuer's or trading systems ability to address the Year 2000 Issue may be a function of the degree of technological sophistication and the degree of due diligence being applied.

DISTRIBUTION POLICY

   The Fund intends to pay dividends from its net investment income and net capital gain, if any, at least annually. The Fund also intends to distribute any net realized gains from foreign currency transactions with such dividend. The Fund may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gains.

   The Fund's Board of Directors has established a Dividend Reinvestment Plan (the "Plan") under which all common stockholders whose shares are registered in their own names, or in the name of PaineWebber or its nominee, will have all dividends and other distributions on their shares automatically reinvested in additional shares of common stock, unless such common stockholders elect to receive cash. Common stockholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such stockholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

   A stockholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and stockholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the stockholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a stockholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

   Additional shares of common stock acquired under the Plan will be purchased in the open market, on the AMEX or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular stockholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions. Dividends from the Fund's investment company taxable income (whether received in cash or reinvested in additional Fund shares) are taxable to its stockholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether received in cash or reinvested in additional Fund shares), when designated as such, are taxable to its stockholders as long-term capital gain, regardless of how long they have held their Fund shares. A participant in the Plan will be treated as having received a distribution in the amount of the cash used to purchase shares of common stock on his behalf, including a pro rata portion of the brokerage commissions incurred by the transfer agent.

   Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PNC Bank, National Association, c/o PFPC Inc., P.O. Box 8950, Wilmington, Delaware 19899.

BOARD OF DIRECTORS

E. Garrett Bewkes, Jr.
Chairman
Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Mary C. Farrell

Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer

PRINCIPAL OFFICERS
Margo N. Alexander
President
Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary
Paul H. Schubert
Vice President and Treasurer

INVESTMENT ADVISER AND ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

INVESTMENT SUB-ADVISER

GE Investment Management Incorporated
3003 Summer Street
Stamford, Connecticut 06904

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

SEMIANNUAL REPORT

GLOBAL SMALL
CAP FUND INC.
JANUARY 31, 1999
                                     PaineWebber
                        (Copyright) 1999 PaineWebber Incorporated

                                     Member SIPC